Property, Plant and Equipment - Summary of Property, Plant and Equipment Leased (right- of- use assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	$ 2,219	$ 2,228
Right-of-use assets, depreciation for the period	(574)	(499)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	1,696	1,726
Right-of-use assets, depreciation for the period	(373)	(343)
Machinery, equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	523	502
Right-of-use assets, depreciation for the period	$ (201)	$ (156)